Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated depreciation	$ 702	$ 632
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,984,272	21,984,272
Common stock, shares outstanding	11,788,045	11,788,045
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000	15,000
Preferred stock, shares issued	5,110	7,920
Preferred stock, shares outstanding	5,110	7,920
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	1,578	1,578
Preferred stock, shares outstanding	2,054	2,054